GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF CHANGES IN CARRYING AMOUNT OF GOODWILL

Changes in the carrying amount of goodwill of the Company between December 31, 2019, and June 30, 2020 are as follows (in US$ thousands):

	Production Services	Drilling and Evaluation Services	Goodwill
Balance as of December 31, 2019	$419,646	$155,118	$574,764
SAPESCO Business Combination	8,263	12,679	20,942
Balance as of June 30, 2020	$427,909	$167,797	$595,706

SCHEDULE OF INTANGIBLE ASSETS SUBJECT TO AMORTIZATION

The following is the weighted average amortization period for intangible assets of the Company subject to amortization (in years):

Amortization
Customer contracts	9.9
Trademarks and trade names	7.9
Total intangible assets	9.6

The details of our intangible assets subject to amortization are set forth below (in US$ thousands):

	June 30, 2020			December 31, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts	$125,270	$(25,355)	$99,916	$121,500	$(19,239)	$102,261
Trademarks and trade names	25,950	(6,660)	19,290	25,500	(5,047)	20,453
Total intangible assets	$151,220	$(32,014)	$119,206	$147,000	$(24,286)	$122,714